PROPERTY AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
4.	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31, 2013	September 30, 2014
	RMB (Audited)	RMB (Unaudited)	US$ (Unaudited)
At cost:
Electronic equipment	90,248	105,602	17,204
Office equipment	563	742	121
Motor vehicles	3,176	2,554	416
Purchased software	7,858	9,364	1,526
Leasehold improvements	4,672	10,647	1,735

	106,517	128,909	21,002
Less: Accumulated depreciation	(48,620)	(64,917)	(10,576)

	57,897	63,992	10,426

Depreciation expense was RMB17,647 and RMB25,350 (US$4,130) for the nine months ended September 30, 2013 and 2014, respectively.

7.	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31,
	2012	2013
	RMB	RMB	US$
At cost:
Electronic equipment	54,310	90,248	14,907
Office equipment	532	563	93
Motor vehicles	1,891	3,176	525
Purchased software	3,477	7,858	1,298
Leasehold improvements	3,181	4,672	772

	63,391	106,517	17,595
Less: Accumulated depreciation	(23,533)	(48,620)	(8,031)

	39,858	57,897	9,564

Depreciation expense for continuing operations was RMB6,347, RMB14,301 and RMB25,548 (US$4,220) for the years ended December 31, 2011, 2012 and 2013, respectively.